Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Fair Value
Total	₨ 4,878,844.0	$ 59,360.6	₨ 4,388,563.1
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	67,028.7
Over one year through five years	82,694.3
Over five years through ten years	471.2
Over ten years	97.0
Amortized Cost	150,291.2
Fair Value
Within one year	66,150.7	804.9
Over one year through five years	81,730.2	994.4
Over five years through ten years	474.5	5.8
Over ten years	97.8	1.2
Total	₨ 148,453.2	$ 1,806.3